Financial instruments (Details 3) $ in Thousands, ₨ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument | $		$ 500		$ 1,500
Not later than one month [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	₨ 0		₨ 0
Later than one month and not later than three months [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	2		0
Later than three months and not later than six months [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	0		0
Later than six months and not later than one year [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	₨ 0		₨ 0